Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Common Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Common Share
The following table details the computation of basic and diluted earnings per common share for the years ended December 31, 2015 and 2014:

	2015	2014

Net income	$3,061,110	$3,443,569
Convertible preferred stock dividends (Series A and D)	(183,423)	(183,423)
Net income available to common shareholders	$2,877,687	$3,260,146
Weighted average common shares outstanding	3,549,665	3,544,057

Effect of dilutive securities:
Options	-	1,916
Convertible preferred stock (Series A and D)	633,935	633,935
Weighted average common shares outstanding, diluted	4,183,600	4,179,908

Basic earnings per common share	$0.81	$0.92
Diluted earnings per common share	$0.73	$0.82